Investments in associated undertakings	12 Months Ended
Dec. 31, 2022
Investments in associated undertakings.
Investments in associated undertakings

B6. Investments in associated undertakings

	2022	2021
	£m	£m
Interest in Nippon Calmic Limited	32	29
Interest in individually immaterial associated undertakings	21	1
At 31 December	53	30

Nippon Calmic Ltd

Nippon Calmic Ltd is an associated undertaking in Japan in which the Group has a 49% interest. The associate is unlisted and the investment value is shown below.

	2022	2021
	£m	£m
At 1 January	29	27
Exchange differences	(1)	(2)
Share of profit[1]	8	8
Dividends received	(4)	(4)
At 31 December	32	29
1.	Share of profit is net of tax of £4m (2021: £4m).

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2022	2022	2022	2022	2021	2021	2021	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	66	(33)	52	8	53	(24)	52	8

In addition to the interest in associates disclosed above, the Group also has interests in a number of individually immaterial associates that are accounted for using the equity method.

	2022	2021
	£m	£m
At 1 January	1	—
Exchange differences	(1)	—
Acquisition	20	1
Share of profit	1	—
Dividends received	—	—
At 31 December	21	1

£1m (2021: £nil) relates to unrecognised share of losses related to associates.